LONG-TERM INVESTMENT	12 Months Ended
Dec. 31, 2024
LONG-TERM INVESTMENT
LONG-TERM INVESTMENT

6.LONG-TERM INVESTMENT

As of December 31, 2024 and 2023, long-term investment consisted of the following:

	As of December 31,
	2024	2023
Investment in Anhui Kaixin New Energy Vehicle Co., Ltd. (“Anhui Kaixin”)	$393	$—
Less: share of equity loss	—	—
	$393	$—

On December 5, 2024, the Company transferred 66.702% equity interest in Anhui Kaixin to a third party. Upon the transfer of equity interest, the Company owned 33.298% equity interest in Anhui Kaixin and exercised significant influence over the equity investee.

The Company used equity method to measure the investment in Anhui Kaixin. For the period from December 5, 2024 through December 31, 2024, Anhui Kaixin incurred minimal net loss and the Company recorded share of equity loss of $nil. The Company assessed indicators reflecting an other-than-temporary decline in fair value below the carrying value and did not provide impairment against the investment in Anhui Kaixin.